Schedule of accounts receivable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Credit Loss [Abstract]
Accounts receivable	$ 4,646,506	$ 1,659,811
Less: allowance for expected credit loss	(28,073)	(28,287)	$ (10,248)
Accounts receivable, net	$ 4,618,433	$ 1,631,524		$ 76,539